OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE (Details 1) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023
Note 6. 3. 1 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023	$ 1,178,859	$ 2,192,371
Advances	982,757	1,663,646	1,170,101
Accrued interest	30,755	591,124	8,758
Repayments		(484,161)
Gain on extinguishment		156,165
Extinguishment		(3,870,887)
Assignment		3,388,889
Balance - December 31, 2024	2,192,371	3,637,147	1,178,859
Current portion		3,637,147
Non-current portion
Note 6. 3. 2 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023
Advances		400,000
Accrued interest		41,508
Repayments
Gain on extinguishment
Extinguishment
Assignment
Balance - December 31, 2024		441,508
Current portion		441,508
Non-current portion
Note 6. 3. 3 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023
Advances		3,000,000
Accrued interest		110,979
Repayments
Gain on extinguishment
Extinguishment
Assignment
Balance - December 31, 2024		3,110,979
Current portion		3,110,979
Non-current portion
Note 6. 3. 4 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023
Advances		1,050,000
Accrued interest		25,958
Repayments
Gain on extinguishment
Extinguishment
Assignment
Balance - December 31, 2024		1,075,958
Current portion
Non-current portion		1,075,958
Note 6. 2. 5 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023	251,667	256,750
Advances			250,000
Accrued interest	5,083		1,667
Repayments		(266,417)
Gain on extinguishment
Extinguishment
Assignment
Balance - December 31, 2024	256,750		251,667
Note 6. 3. 6 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023
Advances		1,150,000
Accrued interest		95,639
Repayments
Gain on extinguishment
Extinguishment
Assignment
Balance - December 31, 2024		1,245,639
Current portion
Non-current portion		1,245,639
Note 6. 3. 7 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023
Advances		287,500
Accrued interest		4,872
Repayments
Gain on extinguishment
Extinguishment
Assignment
Balance - December 31, 2024		292,372
Current portion
Non-current portion		292,372
Total [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023	1,430,526	2,449,121
Advances	982,757	7,551,146	1,420,101
Accrued interest	35,838	879,747	10,425
Repayments		(750,577)
Gain on extinguishment		156,165
Extinguishment		(3,870,887)
Assignment		3,338,889
Balance - December 31, 2024	$ 2,449,121	9,803,604	$ 1,430,526
Current portion		7,189,635
Non-current portion		2,613,969
Note 6. 3. 5 [Member]
IfrsStatementLineItems [Line Items]
Current portion
Non-current portion